Note 6 - Acquired Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Goodwill [Table Text Block]
	In Thousands
	2019	2018
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—
Balance at December 31,	$4,805	4,805